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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104





                                February 19, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      The Charles Schwab Family of Funds
         File Nos. 33-31894 and 811-5954

         Post-Effective Amendment No. 33

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus, dated February 16, 1998, for the above-named Fund does not differ from the prospectus in the most recently electronically filed Post-Effective Amendment No. 33. Also pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Statement of Additional Information (SAI), dated February 16, 1998, for the above-named Fund does not differ from the SAI in the most recently electronically filed Post-Effective Amendment No. 33.

Please contact me at 1-800-648-5300, ext. 47589 or directly at (415) 974-7589, if you require additional information.




Sincerely,

/s/ Amy L. Mauk

Amy L. Mauk
Corporate Counsel
Charles Schwab Investment Management, Inc.